UNITED STATES
			           SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form 13F

                                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment ( );       Amendment Number:

This Amendment (Check only one.):   ( )is a restatement.
                                    ( )adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Polen Capital Management, Inc.
Address: 14502 North Dale Mabry Hwy.
         Suite 303
         Tampa, FL  33618

Form 13F File Number:   28-6100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Michael Jacqmin
Title: Chief Financial Officer
Phone: (813) 265-3565

Signature, Place, and Date of Signing:

Michael Jacqmin  Tampa, FL  10/15/02
[Signature]  [City, State]    [Date]

Report type (Check only one.):

* 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

  13F NOTICE.	(Check here if no holdings reported are in
  this report, and all holdings are reported by other reporting manager (s).)

  13F COMBINATION REPORT.	(Check here is a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

American Express     Common    025816109     37451   1201144  SH          Sole
Amgen Inc.           Common    031162100     67347   1615051  SH          Sole
Anheuser-Busch       Common    035229103     55254   1091992  SH          Sole
Bershire Hathaway A  Common    084670108      2512 	    34  SH          Sole
Bershire Hathaway B  Common    084670207     51814     21020  SH          Sole
Coca-Cola CO         Common    191216100     54590   1138249  SH          Sole
Dell Computer Corp.  Common    247025109     27707   1178555  SH          Sole
Hearst-Argyle        Common    422317107      3480    140105  SH          Sole
Hershey Foods        Common    427866108     49970    805320  SH          Sole
Intel Corp.          Common    458140100     20218   1455628  SH          Sole
McGraw Hill          Common    580645109     69088   1128527  SH          Sole
Medtronic Inc.       Common    585055106     67671   1606626  SH          Sole
Microsoft Corp.      Common    594918104     56326   1287747  SH          Sole
McDonald's Corp.     Common    580135101     14529    822721  SH          Sole
Minn Mng & Mfg       Common    604059105     32796    298227  SH          Sole
Pfizer Inc           Common    717081103     45603   1571438  SH          Sole
Reynolds & Reynolds  Common    761695105     19472    867742  SH          Sole
UPS CL B             Common    911312106     56874    909553  SH          Sole